Restructuring Reversals (Charges) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring charges (note 15)	$ 0	$ 2,139	$ 303	$ 9,149
Restructuring liability	$ 1,100		$ 1,100		$ 2,400